Note 22. Employee Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Defined Contribution Plans [Member]
Deferred Compensation Arrangement with Individual, Employer Contribution	$ 1.3	$ 1.2	$ 3.5
Canadian Plan [Member]
Defined Benefit Plans, General Information	The Canadian plan is based on the highest three or six average consecutive years of wages and requires employee contributions.
U.S. Plan [Member]
Defined Benefit Plans, General Information	The U.S. plan is based on the participants' 60 highest consecutive months of compensation and their years of service.
Pension Plans, Defined Benefit [Member]
EstimatedAnnualFundingRequirementsForNextFiveYears	14
EstimatedAnnualCurrentServiceCostContributionsExpectedForNextFiveYears	3
UnrecognizedActuarialGainsAndPastServiceCostsNetOfTaxes	0.5	2.4
UnrecognizedActuarialGainsAndPastServiceCostsTaxes	0.1	0.6
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 0.7